RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS	12 Months Ended
Dec. 31, 2012
Restricted Cash and Cash Equivalents [Abstract]
Restricted Cash and Cash Equivalents [Text Block]

NOTE 3 - RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS

The Bank is required to maintain average balances on hand or with the Federal Reserve Bank. At December 31, 2012 and 2011, these reserve balances amounted to $380,000 and $471,000, respectively.